COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			12 Months Ended
	Dec. 15, 2014	Oct. 01, 2012	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Lease Expiration Date	Dec. 15, 2017	Sep. 30, 2015
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years	3 years
Operating Leases, Rent Expense	$ 1,235	$ 1,345	$ 51,114	$ 36,857
Lease and Rental Expenses, Frequency of Periodic Payment	per month	per month
Lease and Rental Expenses, Percentage Increase	3.50%	3.50%
Security Deposit	$ 1,235	$ 1,345
Settlement and License Agreement [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Royalty Fee, Percentage			3.50%